Taxation - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense benefits [line items]
Average effective tax rate	15.30%	15.70%	38.50%
Provisions For Uncertain Tax Position	£ 933	£ 1,082
Provision for deferred tax liabilities	3,810	1,156
Unremitted profits	19,000	18,000
Unremitted profits for which deferred tax not provided	326	231
Deferred tax assets recognized on trading losses	942	447
Deferred tax assets in relation to losses	237
Foreign tax credits for which deferred tax has not been provided	£ 93	114
US and Swiss Tax Reform		£ (125)	£ 595
Tax rate	19.00%	19.00%	19.30%
Increase (decrease) through business combinations, deferred tax liability (asset)	£ (2,843)
Tesaro [member]
Income tax expense benefits [line items]
Increase (decrease) through business combinations, deferred tax liability (asset)	252
Pfizer [member]
Income tax expense benefits [line items]
Increase (decrease) through business combinations, deferred tax liability (asset)	2,591
Overseas [Member]
Income tax expense benefits [line items]
Provision for deferred tax liabilities	198	£ 185
UK [member]
Income tax expense benefits [line items]
Payments of corporation tax	£ 163
Tax rate	17.00%
Belgium [member]
Income tax expense benefits [line items]
Tax rate	25.00%